Deferred tax - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) subsidiary	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total amount of tax attributes and deductible temporary differences	€ 1,485,800,000	€ 1,179,000,000.0
Tax losses carried forward and deductible temporary differences	1,229,300,000	953,300,000	€ 688,700,000
Tax losses carried forward	478,600,000
Deferred tax assets	€ 4,475,000	4,205,000	2,514,000
Number of subsidiaries operating on cost-plus basis | subsidiary	4
Expiry between 2020 and 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	€ 2,700,000
Belgium. | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	416,600,000
Investment deduction carried forward to be offset against future income | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment deduction	1,000,000	1,000,000	1,000,000
Dividend received deduction carried forward to be offset against future income Screen reader support enabled. | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment deduction	8,400,000
Innovation Income Deduction Dividend Received Deduction and Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment deduction	256,500	225,700	196,400
Due To Innovation Income Deduction [Member] | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carried forward innovation income to be offset against future income	€ 247,200,000	€ 224,700,000	€ 195,400,000